Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc.
December 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 140.52%
Corporate Revenue Bonds — 2.02%
Minneapolis Community Planning & Economic Development Department
(Limited Tax Supported Common Bond Fund) Series A 6.25% 12/1/30	1,000,000	$1,023,890
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,415,000	2,474,578
		3,498,468
Education Revenue Bonds — 22.35%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.375% 7/1/52	1,100,000	1,167,474
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	990,000	1,029,818
Series A 5.00% 3/1/39	170,000	175,389
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	294,780
Series A 5.00% 7/1/45	445,000	471,847
Deephaven Charter School
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/37	590,000	653,991
Series A 5.25% 7/1/40	500,000	551,555
Duluth Housing & Redevelopment Authority
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,200,000	1,329,744
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Forest Lake Minnesota Charter School Revenue
(Lake International Language Academy)
Series A 5.375% 8/1/50	915,000	$1,035,853
Series A 5.75% 8/1/44	705,000	749,803
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	272,123
Series A 5.00% 7/1/44	775,000	817,300
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	750,000	798,398
Series A 5.00% 7/1/47	900,000	951,066
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	205,000	214,000
5.50% 8/1/49	990,000	1,033,213
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,250,000	1,355,725
(Carleton College)
4.00% 3/1/36	485,000	561,329
5.00% 3/1/44	905,000	1,089,086

(College of St. Benedict) 4.00% 3/1/36	410,000	438,434
(Gustavus Adolphus College) 5.00% 10/1/47	2,600,000	2,941,510
(Macalester College)
4.00% 3/1/42	900,000	1,019,025
4.00% 3/1/48	600,000	673,932
(St. Catherine University)
Series A 4.00% 10/1/38	920,000	1,014,447
Series A 5.00% 10/1/45	785,000	920,742
(St. Johns University)
Series 8-I 5.00% 10/1/31	235,000	272,217
Series 8-I 5.00% 10/1/34	35,000	40,252

NQ-OVJ [12/20] 2/21 (1511922)    1

Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue

(St. Olaf College) Series 8-N Series 8-N 4.00% 10/1/35	590,000	$659,443
(Trustees Of The Hamline University Of Minnesota) Series B 5.00% 10/1/47	1,055,000	1,136,372
(University of St. Thomas)
4.00% 10/1/32	250,000	294,223
4.00% 10/1/44	645,000	727,012
5.00% 10/1/40	750,000	921,930
Series 7-U 5.00% 4/1/22	750,000	789,420
Series A 4.00% 10/1/37	500,000	559,580
Otsego Charter School
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	230,000	239,805
Series A 5.00% 9/1/44	400,000	411,676
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22 #	1,250,000	1,280,125
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	375,000	255,000
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	825,000	839,495
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	200,000	215,346
Series A 144A 5.50% 7/1/38 #	240,000	266,618
(Nova Classical Academy Project)
Series A 4.125% 9/1/47	750,000	790,500
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project)
Series A 6.375% 9/1/31	750,000	$772,590

(Twin Cities Academy Project) Series A 5.30% 7/1/45	630,000	678,353
University of Minnesota
Series A 5.00% 9/1/40	1,240,000	1,537,848
Series A 5.00% 9/1/42	2,000,000	2,468,140
Series A 5.00% 4/1/44	1,500,000	1,914,960
		38,631,489
Electric Revenue Bonds — 15.26%
Central Minnesota Municipal Power Agency Revenue
(Brookings Southeast Twin Cities Transportation) 5.00% 1/1/32	1,130,000	1,181,483
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,000,000	1,043,010
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	533,955
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/25	500,000	583,895
5.00% 10/1/26	500,000	583,085
5.00% 10/1/27	320,000	372,138
5.00% 10/1/47	1,755,000	2,109,545
Northern Municipal Power Agency
Series A 5.00% 1/1/26	100,000	108,692
Series A 5.00% 1/1/30	340,000	367,928
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	175,000	141,750
Series AAA 5.25% 7/1/25 ‡	100,000	81,250
Series CCC 5.25% 7/1/27 ‡	800,000	650,000
Series WW 5.00% 7/1/28 ‡	770,000	623,700
Series XX 4.75% 7/1/26 ‡	105,000	84,787
Series XX 5.25% 7/1/40 ‡	300,000	243,750
Series XX 5.75% 7/1/36 ‡	375,000	306,562

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 4.75% 7/1/27 ‡	85,000	$68,638
Series ZZ 5.25% 7/1/24 ‡	140,000	113,750
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	605,000	728,027
Series A 5.00% 12/1/47	985,000	1,178,503
Series B 5.00% 12/1/30	1,300,000	1,464,567
Series B 5.00% 12/1/43	1,000,000	1,112,180
Southern Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/41	240,000	283,805
Series A 5.00% 1/1/47	1,650,000	2,032,981
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
Series A 4.00% 10/1/33	285,000	326,314
Series B 4.00% 10/1/37	800,000	907,704
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/25	3,000,000	3,277,050
Series A 5.00% 1/1/26	1,000,000	1,091,720
Series A 5.00% 1/1/49	3,860,000	4,774,704
		26,375,473
Healthcare Revenue Bonds — 38.75%
Anoka Health Care Facilities Revenue
5.375% 11/1/34	610,000	650,779
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,160,000	1,183,374
5.00% 9/1/58	1,605,000	1,667,643
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
4th Tier Series D 7.00% 1/1/37	720,000	567,058
Series B 5.00% 1/1/47	750,000	511,432
Series D 7.25% 1/1/52	1,090,000	814,437
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System- St. Peter Communities Project) Series A 5.50% 12/1/48	500,000	$513,835
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/27	500,000	567,615
City of Bethel
(The Lodge at Lakes at Stillwater Project) 5.25% 6/1/58	1,775,000	1,825,446
City of Center City, Minnesota Healthcare Facilities Revenue Refunding
(Hazelden Betty Ford Foundation Project) 4.00% 11/1/41	200,000	224,552
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,390,000	1,394,990
Cloquet Housing Facilities Revenue
(HADC Cloquet Project) Series A 5.00% 8/1/48	500,000	500,735
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	370,000	382,021
Series A 144A 5.00% 8/1/51 #	755,000	778,360

NQ-OVJ [12/20] 2/21 (1511922)    3

Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	280,000	$280,664
Series A 5.00% 4/1/40	270,000	270,194
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A 5.00% 2/15/48	1,810,000	2,151,022
(St. Luke's Hospital Authority Obligation Group)
5.75% 6/15/32	2,000,000	2,104,240
6.00% 6/15/39	1,000,000	1,052,530
Hayward
(American Baptist Homes Midwest) 5.75% 2/1/44	500,000	504,300
Hayward Health Care Facilities Revenue
(St. John's Lutheran Home of Albert Lea) 5.375% 10/1/44	260,000	254,012
Housing & Redevelopment Authority of The City of St Paul Minnesota
Series A 5.00% 12/1/30	300,000	365,736
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,000,000	1,086,620
(North Memorial Health Care) 5.00% 9/1/30	865,000	998,781
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	1,500,000	1,567,530
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	3,245,250
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	$587,915
Series A 5.00% 11/15/34	500,000	587,295
Series A 5.00% 11/15/49	2,000,000	2,438,800
Minneapolis Senior Housing & Healthcare Revenue (Ecumen Mill City Quarter)
5.25% 11/1/45	850,000	858,619
5.375% 11/1/50	200,000	202,352

(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	220,000	222,629
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series A 5.00% 11/15/29	585,000	734,163
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,220,000	1,318,735
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	4,860,000	5,010,806
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/30	1,000,000	1,017,370
Series A 5.30% 9/1/37	600,000	612,456
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	205,000	220,676
5.00% 9/1/34	165,000	182,429

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	1,585,000	$1,799,213
5.00% 5/1/48	3,150,000	3,875,382
Series A 4.00% 5/1/37	1,295,000	1,436,220
Series A 5.00% 5/1/46	4,800,000	5,573,568
Series B 5.00% 5/1/24	1,400,000	1,599,654

(Unrefunded - Centracare Health System Project) 5.125% 5/1/30	95,000	95,279
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	905,000	1,022,080
Series A 5.00% 11/15/47	680,000	815,673
(Health Partners Obligation Group Project)
Series A 5.00% 7/1/29	2,000,000	2,354,900
Series A 5.00% 7/1/32	1,100,000	1,283,623
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
Series A 5.00% 12/1/36	750,000	888,292
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,200,000	1,176,564
Series A 4.75% 11/1/31	740,000	740,385
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	505,260
4.00% 8/1/38	250,000	255,258
4.00% 8/1/44	350,000	356,296
5.00% 8/1/54	400,000	423,288
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.65% 7/1/26	465,000	472,696
4.75% 7/1/27	785,000	798,251
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Winona Health Care Facilities Revenue
(Winona Health Obligation)
5.00% 7/1/34	750,000	$760,942
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,305,388
		66,995,613
Housing Revenue Bonds — 1.60%
Minnesota Housing Finance Agency
(Non Ace - State Appropriated Housing) Series C 5.00% 8/1/33	1,390,000	1,586,421
Minnesota State Housing Finance Agency
Homeownership (Mortgage-Backed Securities Program) Series G 4.40% 7/1/32 (GNMA) (FNMA)	585,000	593,166
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	560,000	581,230
		2,760,817
Lease Revenue Bonds — 8.73%
Minnesota State General Fund Revenue Appropriations
Series A 5.00% 6/1/32	780,000	861,112
Series A 5.00% 6/1/38	5,500,000	6,034,435
Series A 5.00% 6/1/43	1,750,000	1,912,137

NQ-OVJ [12/20] 2/21 (1511922)    5

Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota State Housing Finance Agency
(Non Ace - State Appropriated Housing) Series C 5.00% 8/1/36	1,000,000	$1,135,260
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	1,040,000	1,043,505
5.00% 8/1/36	4,000,000	4,103,400
		15,089,849
Local General Obligation Bonds — 15.49%
Brainerd Independent School District No. 181
(General Obligation School Building Bonds)
Series A 4.00% 2/1/38	1,500,000	1,729,425
Series A 4.00% 2/1/43	1,500,000	1,712,145
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities) Series A 4.00% 2/1/28	1,185,000	1,347,926
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	600,000	691,098
Duluth, Minnesota
(Improvement DECC) Series A 5.00% 2/1/34	545,000	657,428
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,500,000	1,783,680
Hennepin County
Series A 5.00% 12/1/36	1,190,000	1,479,277
Series A 5.00% 12/1/37	1,240,000	1,571,997
Series A 5.00% 12/1/41	1,060,000	1,307,330
Hopkins Independent School District No. 270
Series A 5.00% 2/1/28	1,000,000	1,003,550
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mahtomedi Independent School District No. 832
(School Building) Series A 5.00% 2/1/28	515,000	$611,707
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	190,000	231,549
Series A 4.00% 2/1/37	250,000	303,268
Series A 4.00% 2/1/38	260,000	314,369
Series B 4.00% 2/1/36	400,000	487,472
Series B 4.00% 2/1/37	530,000	642,927
Series B 4.00% 2/1/38	550,000	665,010
Mounds View Independent School District No. 621
(School Building) Series A 4.00% 2/1/43	2,000,000	2,286,600
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,300,000	1,592,097
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/26	1,000,000	1,097,030
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,595,000	2,818,819
Willmar
(Rice Memorial Hospital Project) Series A 4.00% 2/1/32	2,440,000	2,444,660
		26,779,364

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds — 15.23%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Bloomington) Series B 8.375% 9/1/21 (GNMA) (AMT)	7,055,000	$7,412,265
Deephaven Charter School
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	563,620
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/32-22 §	700,000	758,422
Minnesota State
(State Trunk Highway)
Series B 5.00% 10/1/22-21 §	5,500,000	5,698,605
Series B 5.00% 10/1/29-21 §	3,315,000	3,434,705
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	395,000	483,666
Series A 5.00% 11/15/30-25 §	290,000	355,096
University of Minnesota
Series D 5.00% 12/1/36-21 §	2,655,000	2,770,731
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/33-24 §	1,000,000	1,143,290
Series A 5.00% 1/1/40-24 §	750,000	857,468
Series A 5.00% 1/1/46-24 §	2,500,000	2,858,225
		26,336,093
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 3.29%
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36 (Guam)	150,000	$155,138
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/29	165,000	181,259
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,250,000	1,375,150
Series A-1 4.75% 7/1/53	1,000,000	1,101,460
Series A-1 5.00% 7/1/58	1,600,000	1,787,040
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	1,087,199
		5,687,246
State General Obligation Bonds — 7.23%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	985,000	748,600
Minnesota State
Series A 5.00% 8/1/29	700,000	846,433
Series A 5.00% 8/1/30	500,000	679,125
Series A 5.00% 8/1/40	2,500,000	3,370,875
Series E 5.00% 10/1/26	1,480,000	1,876,300
(Various Purposes)
Series A 5.00% 8/1/38	500,000	644,465
Series F 5.00% 10/1/22	4,000,000	4,338,240
		12,504,038
Transportation Revenue Bonds — 7.40%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series A 5.00% 1/1/31	410,000	504,452
Series A 5.00% 1/1/32	1,255,000	1,538,805
Series A 5.00% 1/1/49	2,000,000	2,463,440
Series B 5.00% 1/1/26	540,000	562,788
Series B 5.00% 1/1/26 (AMT)	500,000	559,530
Series B 5.00% 1/1/27	1,190,000	1,239,849
Series B 5.00% 1/1/31	250,000	260,245
Series B 5.00% 1/1/30	500,000	520,590
Series C 5.00% 1/1/33	2,000,000	2,441,280

NQ-OVJ [12/20] 2/21 (1511922)    7

Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series C 5.00% 1/1/36	1,000,000	$1,213,100
Series C 5.00% 1/1/46	1,245,000	1,480,803
		12,784,882
Water & Sewer Revenue Bonds — 3.17%
Guam Government Waterworks Authority
5.00% 7/1/40 (Guam)	840,000	992,418
Metropolitan Council Waste Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,213,860
Series C 4.00% 3/1/31	1,355,000	1,611,773
Series C 4.00% 3/1/32	1,405,000	1,663,070
		5,481,121
Total Municipal Bonds (cost $229,862,983)		242,924,453
	Principal amount
Short-Term Investments — 0.81%
Variable Rate Demand Notes — 0.81%¤
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
Series B-1 (Allina Health System) 0.08% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	900,000	900,000
Series B-2 (Allina Health System) 0.09% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	500,000	500,000
Total Short-Term Investments (cost $1,400,000)		1,400,000

	Principal amount	Value (US $)

Total Value of Securities—141.33% (cost $231,262,983)		244,324,453
Liquidation Value of Preferred – (43.38%)		(75,000,000)
Receivables and Other Assets Net of Liabilities—2.05%		$3,546,453
Net Assets Applicable to 11,504,975 Shares Outstanding—100.00%		$172,870,906
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of Rule 144A securities was $5,397,048, which represents 3.00% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of December 31, 2020.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

8    NQ-OVJ [12/20] 2/21 (1511922)